Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 26,505	$ 79,103
Short-term deposits and highly liquid funds	336	20,392
Total cash and cash equivalents	$ 26,841	$ 99,495	$ 183,516	$ 35,346